SEGMENT INFORMATION - Revenue and FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 7,147	$ 9,111	$ 9,483
FFO	(420)	(544)	(324)
Office
Disclosure of operating segments [line items]
Revenue	1,847	1,954	1,998
FFO	(34)	(11)	185
Retail
Disclosure of operating segments [line items]
Revenue	1,490	1,548	1,559
FFO	314	367	345
LP Investments
Disclosure of operating segments [line items]
Revenue	3,656	5,353	5,678
FFO	134	(57)	(98)
Corporate
Disclosure of operating segments [line items]
Revenue	154	256	248
FFO	$ (834)	$ (843)	$ (756)